4. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) - Quarterly (093014 Quarterly [Member], USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
093014 Quarterly [Member]
SBA Monthly Loan Payment	$ 120
Variable Interest Rate	4.50%
Effective Interest Rate	7.75%	7.75%